    The schedule of investment (“SOI”) of the TIAA‐CREF Real Property Fund, LP and its subsidiaries attached  to this Form N‐PORT Part F filing (the “RPF SOI”) do not constitute part of the Funds’ SOI.

TIAA-CREF Real Property Fund LP

Consolidated Schedule of Investments
(In thousands)

Real Estate Investments Type/Investment Name	City, State	Fair Value as of August 31, 2022 (unaudited)	Fair Value as of May 31, 2022
Industrial (33%)			
Cooper I-20 Distribution Center	Arlington, TX	$ 125,270	$ 125,170
Chicago Industrial	Joliet, IL	—	93,100
Philadelphia Street Industrial	Ontario, CA	96,300	90,600
Bridgeway Technology Center	Palm Beach Gardens, FL	65,800	64,900
Temple City	New York, NY	72,700	71,800
West Coast Industrial Portfolio	Fremont, CA; Hayward, CA; Kent, WA	70,000	67,000
51 Commerce Drive	Cranbury, NJ	49,900	49,100
190 Mechanic	San Diego, CA	44,400	43,600
1165 Vaughn Parkway	Portland, TN	41,360	40,760
Corona Industrial Portfolio	Bellingham, MA	40,800	41,400
157 & 165 Grove Street	Boston, MA	35,011	32,700
VPET - 3839 Distribution Drive	Garland, TX	23,700	23,700
Airtex Commerce Center	Corona, CA	21,400	20,600
525 Marathon Parkway	Atlanta, GA	14,000	12,900
Total Industrial (cost: $396,979 and $469,518)		700,641	777,330
Multifamily (28%)			
Laurels at Jacaranda	Plantation, FL	160,000	153,000
Villas on the Boulevard	Santa Clara, CA	106,031	104,000
Atlantic at East Delray	Delray Beach, FL	98,900	98,300
Line 28 at LoHi	Denver, CO	64,500	62,604
Variant	Minneapolis, MN	52,100	51,900
The Cue	Seattle, WA	46,200	48,500
Village Green at Littleton	Littleton, MA	52,509	49,208
Total Multifamily (cost: $444,886 and $443,275)		580,240	567,512
Office (20%)			
Millennium Towers	Seattle, WA	118,400	122,400
86 Chambers	New York, NY	62,200	64,500
539 Bryant	San Francisco, CA	58,100	61,200
1840 Victory Blvd	Glendale, CA	53,800	53,800
3379 Peachtree	Atlanta, GA	38,838	38,955
80 South Lake	Pasadena, CA	33,213	33,252
The Yard 5825	San Diego, CA	28,400	28,700
Evergreen MOB	Millcreek, UT	20,200	20,800
Total Office (cost: $418,020 and $415,403)		413,151	423,607

7

Consolidated Schedule of Investments (continued) (In thousands) Fair Value as of Type/Investment Name City, State August 31, 2022 May 31, 2022 (unaudited) Retail (14%) 10 Madison Square West New York, NY $ 95,000 $ 95,000 201 Newbury Street Boston, MA 66,261 66,112 Marlton Square(1) Marlton, NJ 45,976 46,700 Promenade Plaza Palm Beach Gardens, FL 51,950 51,190 Total Retail 259,187 259,002 (cost: $278,421 and $277,672) Total Real Estate Investments $ 1,953,218 $ 2,027,451 (cost: $1,538,306 and $1,605,868) (1) The investment has a mortgage loan payable outstanding, as indicated in Note 8. Real Estate Joint Venture(2) Fair Value as of Type/Investment Name City, State August 31, 2022 May 31, 2022 (unaudited) Industrial (4%) Pico Rivera Commerce Center (95% Account Interest) Pico Rivera, CA 90,152 84,388 Total Industrial 90,152 84,388 (cost: $54,376 and $53,797) Total Real Estate Joint Ventures Investments $ 90,152 $ 84,388 (cost: $54,376 and $53,797) Total Investments $ 2,043,371 $ 2,111,839 (cost: $1,592,679 and $1,659,665) (2) Joint venture investments are represented at the net equity value. TIAA-CREF Real Property Fund LP 8